Financial Instruments - Maximum Exposure to Credit Risk Related to Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 226,045	$ 192,683	$ 103,986
Trade receivables from provisional concentrate sales, net of fair value adjustment	1,716	5,429
Convertible note receivable	17,086	11,353
Trade receivables from sales of cobalt.	9,488
Maximum exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	226,045	192,683
Trade receivables from provisional concentrate sales, net of fair value adjustment	1,716	5,429
Other accounts receivables	373	454
Non-revolving term loan	816	813
Convertible note receivable	17,086	11,353
Maximum exposure to credit risk related to financial assets	255,524	210,732
Trade receivables from sales of cobalt.	$ 9,488	$ 0